Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 2,944,149	$ 10,466,582	$ 8,361,755	$ 6,717,120
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	834,615	722,496	959,930	1,147,300
Share-based compensation	393,561	628,796	838,395	2,347,439
Fair value adjustment of warrant liability	626,349		(150,695)	(1,459,435)
Changes in operating assets and liabilities:
Accounts receivable	(235,063)	(2,713,429)	1,351,650	12,551,066
Prepaid expenses	(965,815)	(69,231)	(91,160)	76,876
Restricted cash			177,321	(513)
Other assets			780	(133,782)
Accounts payable	(1,940,897)	(5,444,288)	(7,312,331)	(10,271,048)
Lease exit liability	(466,301)	(395,694)	(533,560)	(447,019)
Accrued expenses	(297,214)	53,860	185,200	272,988
Deferred revenue	(13,968,859)	(27,935,268)	(10,810,089)	(4,275,976)
Deferred rent	87,035	404,727	440,815	232,324
Net cash used in operating activities	(12,988,440)	(24,281,449)	(6,581,989)	6,757,340
Cash flows from investing activities
Purchases of property and equipment	(2,036,700)	(530,136)	(940,043)	(500,213)
Net cash used in investing activities	(2,036,700)	(530,136)	(940,043)	(500,213)
Cash flows from financing activities
Proceeds from issuance of preferred stock				12,014,816
Proceeds from issuance of common stock	851,183	44,309	46,826	70,400
Net cash provided by financing activities	851,183	44,309	46,826	12,085,216
Net change in cash and cash equivalents	(14,173,957)	(24,767,276)	(7,475,206)	18,342,343
Cash and cash equivalents at beginning of period	47,743,155	55,218,361	55,218,361	36,876,018
Cash and cash equivalents at end of period	$ 33,569,198	$ 30,451,085	$ 47,743,155	$ 55,218,361